PREFERRED STOCK (Details Narrative) - shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Board of Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Preferred stock, shares authorized	50,000,000	50,000,000
Board of Directors [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Preferred stock, shares authorized	50,000,000	50,000,000